S000000697 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Clearwater Core Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	19.40%	14.91%	14.44%
Clearwater Core Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.12%	14.48%	13.65%
Clearwater Core Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.68%	11.92%	11.85%